Schedule of significant revenue and expense categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 6,038,542	$ 10,820,365	$ 8,725,816
Media costs	(2,893,685)	(5,743,003)	(5,050,107)
Data costs	(902,596)	(1,362,001)	(1,382,524)
Infrastructure costs	(1,289,912)	(1,232,942)	(1,742,950)
Salary and benefits costs	(4,421,961)	(4,914,926)	(5,094,148)
Amortization of capitalized software development costs	(794,047)	(744,993)	(592,458)
Professional fees	(3,240,293)	(557,640)	(1,109,175)
Other cost of revenue	(9,096)	(42,691)	(8,594)
Other platform operations expenses	(494,564)	(478,369)	(428,218)
Other sales and marketing expenses	(283,815)	(451,798)	(576,152)
Other technology and development expenses	(380,528)	(401,746)	(356,180)
Other general and administrative expenses	(718,495)	(398,424)	(343,605)
Other segment (expenses) income	(2,051,108)	(317,220)	26,762
Provision for income taxes	(103,616)	(58,223)	(33,239)
NET LOSS	$ (11,545,174)	$ (5,883,611)	$ (7,964,772)